Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Prepaid expenses and other assets (current)
Prepaid expenses and other current assets	€ 60,952	€ 49,244
Prepayments for compensation	12,678	0
Prepayments for material	21,999	5,724
Tax claims against the tax authorities	€ 18,009	€ 35,234